Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

The JNL/Lazard Emerging Markets Fund is now open to new and existing investors.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund

For the JNL/American Funds Global Small Capitalization Fund please delete all references to Lawrence Kymisis.

For the JNL/FPA + DoubleLine Flexible Allocation Fund, please delete all references to Cynthia Prince-Fox.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Balanced Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Alan N. Berro	April 2017	Partner, Capital World Investors ("CWI"), CRMC
David A. Daigle	April 2017	Partner, Capital Fixed Income Investors ("CFII"), CRMC
Peter Eliot	July 2018	Partner, Capital International Investors ("CII"), CRMC
Jeffrey T. Lager	April 2017	Partner, CWI, CRMC
Jin Lee	July 2018	Partner, CII, CRMC
James R. Mulally	April 2017	Partner, CFII, CRMC
John R. Queen	April 2017	Vice President, CFII, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Blue Chip Income and Growth Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Christopher D. Buchbinder	2010	Partner, Capital Research Global Investors ("CRGI"), CRMC
James B. Lovelace	2010	Partner, CRGI, CRMC
Lawrence R. Solomon	July 2018	Partner, CRGI, CRMC
James Terrile	2013	Partner, CRGI, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Small Capitalization Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Gregory W. Wendt	2010	Partner, Capital Research Global InvestorsSM ("CRGI")
J. Blair Frank	2010	Partner, CRGI, CRMC
Bradford F. Freer	July 2018	Partner, CRGI, CRMC
Claudia P. Huntington	2010	Partner, CRGI, CRMC
Harold H. La	2010	Partner, CRGI, CRMC
Aidan O'Connell	2015	Partner, CRGI, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Growth-Income Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Donald D. O'Neal	2010	Partner, Capital Research Global InvestorsSM ("CRGI"), CRMC
J. Blair Frank	2010	Partner, CRGI, CRMC
Claudia P. Huntington	2013	Partner, CRGI, CRMC
S. Keiko McKibben	July 2018	Partner, CRGI, CRMC
Dylan Yolles	2010	Partner, Capital International InvestorsSM ("CII"), CRMC
William L. Robbins	2012	Partner, CII, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds New World Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors ("CWI"), CRMC
Nicholas J. Grace	2012	Partner, CWI, CRMC
Bradford F. Freer	January 2017	Partner, CWI, CRMC
Robert H. Neithart	2012	Partner, Capital Fixed Income Investors, CRMC
Tomonori Tani	July 2018	Partner, CWI, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine Flexible Allocation Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	April 2016	Chief Executive Officer and Chief Investment Officer, DoubleLine
Steven Romick, CFA	April 2016	Managing Partner and Portfolio Manager, FPA
Mark Landecker, CFA	April 2016	Partner and Portfolio Manager, FPA
Brian A. Selmo, CFA	April 2016	Partner and Portfolio Manager, FPA
F. Chace Brundige	2014	Senior Vice President, IICO
W. Jeffery Surles, CFA	April 2018	Vice President and Portfolio Manager, IICO

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, the JNL/Vanguard International Stock Market Index Fund, the JNL/Vanguard U.S. Stock Market Index Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, the JNL/S&P International 5 Fund, and JNL/S&P 4 Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, and the JNL/Vanguard U.S. Stock Market Index Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.09%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.02%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.79%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.02%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

JNL/BlackRock Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL/BlackRock Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Expense Example," please delete the tables in the entirety and replace with the following:
JNL/Mellon Capital Bond Index Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

JNL/Mellon Capital Bond Index Fund Class I
1 year	3 years	5 years	10 years
$28	$87	$152	$343

In the section entitled, "Summary Overview of Each Fund" for the JNL S&P 500 Index Fund under "Annual Fund Operating Expenses," please delete the table and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses[2]	0.32%
Less Waiver/Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.15%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.17% of the management fees of the Fund.  The fee waiver will continue until April 2020, and will continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL S&P 500 Index Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$15	$86	$163	$389

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Income Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Alfred T. Murata	September 2017	Managing Director, PIMCO
Daniel J. Ivascyn	September 2017	Group Chief Investment Officer, Managing Director, PIMCO
Josh Anderson	August 2018	Managing Director, PIMCO

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.  While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (the "Sub-Adviser") expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Value Equity Fund under "Principal Investment Strategies," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of U.S. companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index ("Index") under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $3.4 billion to $868.9 billion as of December 31, 2017.  At least 80% of the Fund's assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Mid 3 Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.41%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Mid 3 Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL/S&P Mid 3 Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/S&P Mid 3 Fund Class I
1 year	3 years	5 years	10 years
$37	$127	$225	$513

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P International 5 Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.46%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.41%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P International 5 Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL/S&P International 5 Fund Class A
1 year	3 years	5 years	10 years
$78	$243	$422	$942

JNL/S&P International 5 Fund Class I
1 year	3 years	5 years	10 years
$42	$143	$253	$574

In the section entitled, "Additional Information About the Funds" for the JNL Institutional Alt 25 Fund, the JNL Institutional Alt 50 Fund, the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL Moderate Growth Allocation Fund, the JNL Growth Allocation Fund, and the JNL Aggressive Growth Allocation Fund, under "Principal Investment Strategies," please delete the Underlying Funds table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Value Fund	JNL Series Trust
JNL/S&P Competitive Advantage Fund	JNL Multi-Manager International Small Cap Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC	JNL/Invesco International Growth Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
Tactical Management

Risk Management	International (continued)

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
Sector
Specialty
JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL Series Trust
JNL/Mellon Capital Industrials Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Materials Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/S&P Mid 3 Fund

JNL Variable Fund LLC	JNL Variable Fund LLC
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	Alternative Assets
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	Jackson Variable Series Trust
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Alternative Strategies	JNL/VanEck International Gold Fund

Jackson Variable Series Trust	JNL Series Trust
JNL/AQR Risk Parity Fund	JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/First State Global Infrastructure Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Invesco Global Real Estate Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

In the section entitled, "Additional Information About the Funds" for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, the JNL/Vanguard International Stock Market Index Fund, the JNL/Vanguard U.S. Stock Market Index Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, the JNL/S&P International 5 Fund, and JNL/S&P 4 Fund under "Principal Risks of Investing in the Fund," please add the following:

•	Passive investment risk

In the section entitled, "Additional Information About the Funds" for the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, and the JNL/Vanguard U.S. Stock Market Index Fund under "Principal Risks of Investing in the Fund," please add the following:

•	Tracking error risk

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Balanced Fund under "Portfolio Management of the Master Fund," after the third paragraph please add the following:

Peter Eliot is a Partner of Capital International Investors and has been an investment professional for 23 years in total; 14 years with CRMC or its affiliates.

Jin Lee is a Partner of Capital International Investors and has been an investment professional for 22 years in total; 21 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Blue Chip Income and Growth Fund under "Portfolio Management of the Master Fund," after the third paragraph please add the following:

Lawrence R. Soloman is a Partner of Capital Research Global Investors and has been an investment professional for 34 years in total; 33 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Global Small Capitalization Fund under "Portfolio Management of the Master Fund," after the third paragraph please add the following:

Bradford F. Freer is a Partner of Capital Research Global Investors and has been an investment professional for 26 years in total; 24 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Global Small Capitalization Fund under "Portfolio Management of the Master Fund," after the third paragraph please add the following:

S. Keiko McKibben is a Partner of Capital Research Global Investors and has been an investment professional for 22 years in total; 20 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL/American Funds Global Small Capitalization Fund under "Portfolio Management of the Master Fund," after the third paragraph please add the following:

Tomonori Tani is a Partner of Capital World Investors and has been an investment professional for 17 years in total; 14 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL/FPA + DoubleLine Flexible Allocation Fund under "The Sub-Adviser and Portfolio Management," please delete the eighth, ninth and tenth paragraphs in the entirety and replace with the following:

IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser who, along with its affiliates, manages approximately $81 billion in assets as of December 31, 2017.

 F. Chace Brundige and W. Jeffery Surles are primarily responsible for certain holdings of the Fund and place all orders for the purchase and sale of securities, commodities, and derivatives.

     Mr. Brundige has held his responsibilities for the Fund since August 2014.  In 2003, he joined IICO as an assistant portfolio manager for the large cap growth team, and became a portfolio manager in February 2006.  He is a Senior Vice President of IICO, and Vice President of and portfolio manager for other investment companies for which IICO serves as investment manager.  Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business.  Mr. Brundige is a Chartered Financial Analyst.

 Mr. Surles has held his responsibilities for the Fund since February 2018.  He is a Vice President of IICO.  Mr. Surles joined IICO in 2007 initially serving as an investment analyst.  Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin.  He is a Chartered Financial Analyst.

In the section entitled, "Additional Information About the Fund" for the JNL/PIMCO Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

In the section entitled, "Additional Information About the Funds," under "The Sub-Adviser and Portfolio Management," for the JNL/PIMCO Income Fund after the third paragraph please add the following:

Josh Anderson is a Managing Director and portfolio manager on the income team in the Newport Beach office. He also leads the global ABS (asset-backed securities) portfolio management team and supports the firm's opportunistic strategies. Previously at PIMCO, he oversaw PIMCO's European opportunistic investments across public and private mortgage, real estate and specialty finance markets, and earlier he was a structured product portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2003, he was an analyst at Merrill Lynch covering both the residential ABS and collateralized debt obligation sectors and was ranked as one of the top analysts by Institutional Investor magazine. He was previously a portfolio manager at Merrill Lynch Investment Managers. He has 23 years of investment experience and holds an MBA from the State University of New York, Buffalo.

In the section entitled, "Additional Information About the Funds" for the JNL/PPM America Floating Rate Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), debtor-in-possession loans, mezzanine loans, corporate bonds, fixed-income debt obligations, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.  While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (the "Sub-Adviser") expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

In the section entitled, "Additional Information About the Funds" for the JNL/PPM America Floating Rate Income Fund under "Principal Investment Strategies," please delete the last sentence of the fifth paragraph in the entirety and replace with the following:

The Fund's derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

In the section entitled, "Additional Information About the Funds" for the JNL/PPM America Mid Cap Value Fund under "Principal Investment Strategies," please delete the section in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index ("Index") under normal market conditions at the time of the initial purchase. The market capitalization range will vary with market conditions over time, and was $1.1 billion to $ 36.7 billion as of December 31, 2017.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities. Equity securities include common and preferred stocks and securities with economic characteristics similar to common stock characteristics, such as rights and warrants.
PPM America, Inc. ("Sub-Adviser") employs a value investing style that seeks to uncover investment opportunities that trade at significant discounts relative to the market.  The Sub-Adviser utilizes fundamental research with a focus on bottom up security selection using a range of quantitative and qualitative factors.  These factors include a company's financial condition, competitive position and management team strength.  The investment process is focused on appraising companies rather than forecasting earnings.  This process involves understanding the reasons why securities are undervalued and identifying potential for positive change.  With a focus on security selection, sector and industry weightings are primarily the residual of bottom-up stock selection.
The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.
In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund's principal investment strategies by temporarily investing for defensive purposes.
Certain investments and investment techniques have additional risks, such as holding cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  The Fund may also experience risk associated with portfolio turnover.
The Fund generally does not invest in but may hold depositary receipts, rights and warrants received in connection other activities including exchanges, corporate actions or restructurings.

In the section entitled, "Additional Information About the Funds" for the JNL/PPM America Small Cap Value Fund under "Principal Investment Strategies," please delete the section in the entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index ("Index") under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $96 million to $9.4 billion as of December 31, 2017. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.  Equity securities include common and preferred stocks and securities with economic characteristics similar to common stock characteristics, such as rights and warrants.
PPM America, Inc. ("Sub-Adviser") employs a value investing style that seeks to uncover investment opportunities that trade at significant discounts relative to the market. The Sub-Adviser utilizes fundamental research with a focus on bottom up security selection using a range of quantitative and qualitative factors.  These factors include a company's financial condition, competitive position and management team strength.  The investment process is focused on appraising companies rather than forecasting earnings.  This process involves understanding the reasons why securities are undervalued and identifying potential for positive change.  With a focus on security selection, sector and industry weightings are primarily the residual of bottom-up stock selection.
The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.
In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund's principal investment strategies by temporarily investing for defensive purposes.
Certain investments and investment techniques have additional risks, such as holding cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  The Fund may experience risk associated with portfolio turnover.
The Fund generally does not invest in but may hold depositary receipts, rights and warrants received in connection other activities including exchanges, corporate actions or restructurings.

In the section entitled, "Additional Information about the Funds" for the JNL/PPM America Value Equity Fund under "Principal Investment Strategies," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of U.S. companies. Such companies will have market capitalizations within the range of companies constituting the S&P 500 Index ("Index") under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $3.4 billion to $868.49 billion as of December 31, 2017. At least 80% of the Fund's assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies. Equity securities include common and preferred stocks and securities with economic characteristics to those of common stocks characteristics, such as rights and warrants.

In the section entitled, "Management of the Trust," under "Management Fee," please delete the table rows and corresponding endnotes for the JNL/BlackRock Global Allocation Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL S&P 500 Index Fund, the JNL/S&P Mid 3 Fund and the JNL/S&P International 5 Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017
JNL/BlackRock Global Allocation Fund	Effective August 13, 2018: $0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion Prior to August 13, 2018: $0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.65% 0.59% 0.55% 0.54% 0.65% 0.60% 0.59% 0.58%	0.68%
JNL/Mellon Capital S&P 500 Index Fund	Effective August 13, 2018: $0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion Prior to August 13, 2018: $0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	0.17% 0.13% 0.12% 0.11% 0.09% 0.17% 0.13% 0.12% 0.11% 0.10%	0.20%
JNL/Mellon Capital Bond Index Fund	Effective August 13, 2018: $0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion Prior to August 13, 2018: $0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	0.18% 0.15% 0.14% 0.13% 0.12% 0.20% 0.15% 0.14% 0.13% 0.12%	0.24%
JNL S&P 500 Index Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.20%[11] 0.175%[11] 0.165%[11] 0.155%[11]	0.20%
JNL/S&P Mid 3 Fund	Effective August 13, 2018: $0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion Prior to August 13, 2018: $0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.30% 0.25% 0.24% 0.23% 0.32% 0.28% 0.27% 0.26% •	0.46%
JNL/S&P International 5 Fund	Effective August 13, 2018: $0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion Prior to August 13, 2018: $0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.30% 0.25% 0.24% 0.23% 0.32% 0.28% 0.27% 0.26%	0.43%
11 Effective August 13, 2018, JNAM has contractually agreed to waive 0.17% of the management fees of the Fund.  The fee waiver will continue until April 2020, and will continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.  Prior to August 13, 2018, JNAM contractually agreed to waive 0.13% of the management fees of the Fund.

This Supplement is dated August 13, 2018.